International Operations	12 Months Ended
Dec. 31, 2015
International Operations
International Operations

(13) International Operations

The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2015 and 2014 are as follows:

	2015	2014
	(Dollars in Thousands)
Loans:
Commercial	$138,125	$150,078
Others	40,888	35,143
	179,013	185,221
Less allowance for probable loan losses	(1,152)	(1,060)
Net loans	$177,861	$184,161
Accrued interest receivable	$697	$702

At December 31, 2015, the Company had $116,905,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $6,113,000,  $6,034,000 and $6,085,000 for the years ended December 31, 2015, 2014 and 2013, respectively.